Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Fees	Total Payments
Total	$ 773,200	$ 773,200
United States of America | Federal Government of United States of America
Total	607,000	607,000
United States of America | Government of the State of Nevada
Total	$ 166,200	$ 166,200